Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

Effective March 1, 2016, the Company effectuated a 38-for-1 reverse stock split on its issued and outstanding common stock. All share and per share amounts disclosed in the consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below, as of December 31, 2014 and 2015 and for the years ended December 31, 2013, 2014 and 2015.

Drybulk Vessel Owning Subsidiaries (1):

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel's Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Company	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping And Trading Co. Ltd.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas	January 2013	2013	37,202
Adonia Enterprises S.A.	May 5, 2010	Liberia	Proud Seas	January 2014	2014	37,227

(1) In July 2015, the vessel owning subsidiaries Paloma Marine S.A., Eris Shipping S.A., Alcyone International Marine Inc. and Neptune International Shipping & Trading S.A., owning companies of vessels Friendly Seas, Dream Seas, Gentle Seas and Peaceful Seas, respectively, were sold and transferred to an entity controlled by Mr. Michael Bodouroglou, as discussed in Note 6

Vessel Under Construction Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT
Amphitrite Shipping Inc.	June 17, 2013	Liberia	DY4050 (1)	Drybulk Carrier	-	63,500
Mirabel International Maritime Co.	June 17, 2013	Liberia	DY4052 (1)	Drybulk Carrier	-	63,500
Dolphin Sunrise Limited	February 25, 2014	Marshall Islands	YZJ1144 (1)	Drybulk Carrier	2016	81,800
Nautilus Investment Limited	February 25, 2014	Marshall Islands	YZJ1145 (1)	Drybulk Carrier	2016	81,800
Oceanus Investments Limited	February 25, 2014	Marshall Islands	YZJ1142 (1)	Drybulk Carrier	2016	81,800

(1) Refer to Note 5

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co. (1)	December 21, 2006	Marshall Islands
Ovation Services Inc. (1)	September 16, 2009	Marshall Islands
Irises Shipping Ltd. (1)	October 6, 2009	Marshall Islands
Letitia Shipping Limited (1)	May 4, 2010	Marshall Islands
Nereus Navigation Ltd. (1)	May 4, 2010	Marshall Islands
Ardelia Navigation Limited (1)	June 15, 2010	Liberia
Eridanus Trading Co. (1)	July 1, 2010	Liberia
Delfis Shipping Company S.A. (1)	February 7, 2011	Liberia
Protea International Inc. (2)	July 17, 2007	Liberia
Reading Navigation Co. (2)	July 17, 2007	Liberia

(1) In March and April 2015, the Company proceeded with the dissolution of the respective subsidiaries since they were no longer active
(2) Companies previously owning  vessels M/V Sapphire Seas and M/V Diamond Seas, which were sold in December 2015

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”) and Seacommercial Shipping Services S.A. (“Seacommercial”), both related parties wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (refer to Note 4).

As of December 31, 2015, Mr. Michael Bodouroglou beneficially owned 28.0% of the Company's common stock.

Major Charterers: The following charterers individually accounted for more than 10% of the Company's charter revenue for the years ended December 31, 2013, 2014 and 2015:

Charterer	Percentage of charter revenue
	2013	2014	2015
Glencore Grain B.V.	-	-	24.0%
Intermare Transport GmbH	13.4%	-	-
Cargill International S.A.	33.6%	11.6%	-
Total	47.0%	11.6%	24.0%